Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 578,584
Exchange and other adjustments	65	£ 33	£ (91)
At 31 December	584,365	578,584
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Gains (losses) recognised in the income statement within other income	(3)	1
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(3)	1
Financial assets at fair value through profit or loss | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	270	295
Exchange and other adjustments	0	0
Gains (losses) recognised in the income statement within other income	41	(1)
Purchases/increases to customer loans	4	0
Sales/repayments of customer loans	(35)	(24)
At 31 December	280	270	295
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	36	0
Financial assets at fair value through other comprehensive income | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	53	52
Exchange and other adjustments	(2)	(1)
Gains (losses) recognised in the income statement within other income	(1)	5
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(2)	(3)
At 31 December	48	53	52
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(1)	4
Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	323	347
Exchange and other adjustments	(2)	(1)
Gains (losses) recognised in the income statement within other income	40	4
Purchases/increases to customer loans	4	0
Sales/repayments of customer loans	(37)	(27)
At 31 December	328	323	£ 347
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 35	£ 4